Cash and cash equivalents	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents
Cash and cash equivalents

7. Cash and Cash Equivalents

	December 31,
	2016	2015
	(in US$’000)
Cash at bank and on hand	31,218	31,941
Short-term bank deposits (note (i))	48,213	—
	79,431	31,941
Denominated in:
US$ (note (ii))	65,509	7,352
RMB (note (ii))	9,505	19,271
UK Pound Sterling	408	318
Hong Kong dollar (“HK$”)	4,009	4,987
Euro	—	13
	79,431	31,941

Notes:

(i)	The weighted average effective interest rate on bank deposits, with maturity ranging from 7 to 90 days for the year ended December 31, 2016 was 0.58% per annum.
(ii)

Certain cash and bank balances denominated in RMB and US$ were deposited with banks in the PRC. The conversion of these RMB and US$ denominated balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.